Short-term Borrowings, Other Finanacial Liabilties and Short-term Borrowings from Related Parties (Tables)	12 Months Ended
Dec. 31, 2011
Short Term Debt (Tables) [Abstract]
Schedule of Short-term debt
	2011	2010
Borrowings under lines of credit	$91,899	$131,791
Accounts receivable facility	-	510,000
Other financial liabilities	6,902	28,880
Short-term borrowings and other financial liabilities	98,801	670,671
Short-term borrowings from related parties (see Note 4.c.)	28,013	9,683
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$126,814	$680,354